Acquisitions and License Agreements - Schedule of Fair Value of Identifiable Assets Acquired and Liabilities Assumed (Details) (USD $) In Millions, unless otherwise specified	Sep. 28, 2012	Jan. 10, 2013 CV Ingenuity		Feb. 19, 2013 Nfocus		Sep. 27, 2013 Fiscal 2013 Acquisitions		Jun. 26, 2012 Oridion Systems Ltd.		May 15, 2012 superDimension, Ltd.		Jan. 05, 2012 BARRX Medical, Inc.		Sep. 28, 2012 All Other Acquisitions		Sep. 28, 2012 Fiscal 2012 Acquisitions
Business Acquisition [Line Items]
Deferred tax assets (current)		$ 6		$ 2		$ 8		$ 1		$ 33		$ 28		$ 9		$ 71
Other current assets		4	[1]	2	[1]	6	[1]	64	[1]	18	[1]	28	[1]	37	[1]	147	[1]
Intangible assets	492	122		45		167		142		84		139		127		492
Goodwill (non-tax deductible)		117		30		147		177		226		265		193		861
Other assets		1		0		1		7		2		1		8		18
Total assets acquired		250		79		329		391		363		461		374		1,589
Contingent consideration (current)		61		0		61		0		11		56		20		87
Other current liabilities		3		12		15		16		50		6		30		102
Contingent consideration (non-current)		40		21		61		0		11		15		40		66
Deferred tax liabilities (non-current)		31		(5)		26		36		14		46		26		122
Other liabilities								2		28		0		10		40
Total liabilities assumed		135		28		163		54		114		123		126		417
Net assets acquired		115		51		166		337		249		338		248		1,172
Fair value of accounts receivable acquired								12		5		6		11
Gross contractual amount of accounts receivable acquired								$ 12		$ 5		$ 6		$ 11

[1]	Amounts include $12 million, $5 million, $6 million and $11 million of accounts receivable for Oridion, superDimension, BÂRRX and all other acquisitions, respectively, which are also the gross contractual values. As of each acquisition date, the fair value of accounts receivable approximated carrying value.